Cash At Bank And Restricted Cash - Disclosure of Cash At Bank (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	¥ 24,158,568	¥ 7,352,394	¥ 18,576,090
Less: Provision for impairment losses	(185)	(41)
Demand deposits
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	17,627,473	7,201,280
Demand deposits | RMB
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	13,782,874	6,470,513
Demand deposits | USD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	3,784,469	658,735
Demand deposits | HKD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	43,110	9,300
Demand deposits | IDR
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	11,676	55,070
Demand deposits | SGD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	5,344	7,662
Time deposits
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	6,531,280	151,155
Time deposits | RMB
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	3,140,058	40,374
Time deposits | USD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	3,262,450	0
Time deposits | IDR
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	¥ 128,772	¥ 110,781